Approval of Financial Statements	12 Months Ended
Dec. 31, 2020
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The consolidated financial statements were approved by the Company’s board of directors on April 22, 2021.